Offerings	Mar. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	5,197,568
Proposed Maximum Offering Price per Unit	36.95
Maximum Aggregate Offering Price	$ 192,024,149.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,398.90
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of Registrant’s Class A common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Class A common stock.

Rounded up to the nearest penny.

The Registrant does not have any fee offsets.

Represents an automatic annual increase equal to 5% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on the preceding January 31 to the aggregate number of shares of the Registrant’s Class A common stock reserved for issuance under, and which annual increase is provided by, the Registrant’s 2021 Equity Incentive Plan.

Estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the registration fee on the basis of $36.95, the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on March 27, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	1,039,513
Proposed Maximum Offering Price per Unit	31.40
Maximum Aggregate Offering Price	$ 32,644,086.62
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,997.81
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of Registrant’s Class A common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Class A common stock.

Rounded up to the nearest penny.

The Registrant does not have any fee offsets.

Represents an automatic increase equal to 1% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on the preceding January 31 to the aggregate number of shares of the Registrant’s Class A common stock reserved for issuance under, and which annual increase is provided by, the 2021 ESPP.

Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $31.40, the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on March 27, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”).